Changes in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in Other Comprehensive income
Balances as of January 1	$ (927)
Net unrealized pension and other post retirement benefit gains (losses), net of tax	89	(7)	(17)
Balances as of December 31	(1,426)	(927)
Tax impact for the changes in each component of accumulated other comprehensive (loss) income
Investment securities	(142)	7	149
Cash flow hedges	0	1	3
Foreign currency translation adjustments	(49)	24	(40)
Net investment hedges	135	(176)	(14)
Pension and other postretirement benefit losses	56	0	(7)
Total tax impact	0	(144)	91
Accumulated Other Comprehensive (Loss) Income [Member]
Changes in Other Comprehensive income
Balances as of January 1	(927)	(876)	(917)
Net unrealized gains (losses)	(159)	106	243
Reclassification for realized (gains) losses into earnings	(93)	(77)	(6)
Net translation of investments in foreign operations	(589)	215	(153)
Net gains (losses) related to hedges of investment in foreign operations	253	(288)	(26)
Net unrealized pension and other post retirement benefit gains (losses), net of tax	89	(7)	(17)
Net change in accumulated other comprehensive (loss) income	(499)	(51)	41
Balances as of December 31	(1,426)	(927)	(876)
Net Unrealized Investment Gains (Losses) on Investment Securities [Member]
Changes in Other Comprehensive income
Balances as of January 1	315	288	57
Net unrealized gains (losses)	(159)	106	245
Reclassification for realized (gains) losses into earnings	(93)	(79)	(14)
Net change in accumulated other comprehensive (loss) income	(252)	27	231
Balances as of December 31	63	315	288
Net Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Changes in Other Comprehensive income
Balances as of January 1	0	(1)	(7)
Net unrealized gains (losses)			(2)
Reclassification for realized (gains) losses into earnings		1	8
Net change in accumulated other comprehensive (loss) income	0	1	6
Balances as of December 31	0	0	(1)
Foreign Currency Translation Adjustments [Member]
Changes in Other Comprehensive income
Balances as of January 1	(754)	(682)	(503)
Reclassification for realized (gains) losses into earnings		1
Net translation of investments in foreign operations	(589)	215	(153)
Net gains (losses) related to hedges of investment in foreign operations	253	(288)	(26)
Net change in accumulated other comprehensive (loss) income	(336)	(72)	(179)
Balances as of December 31	(1,090)	(754)	(682)
Net Unrealized Pension and Other Postretirement Benefit Losses [Member]
Changes in Other Comprehensive income
Balances as of January 1	(488)	(481)	(464)
Net unrealized pension and other post retirement benefit gains (losses), net of tax	89	(7)	(17)
Net change in accumulated other comprehensive (loss) income	89	(7)	(17)
Balances as of December 31	$ (399)	$ (488)	$ (481)